STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Stock Options

On January 9, 2016, we awarded 200,000 stock options to each of Messrs. Blackmon, Verzura and Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.70 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2016, the fair value of these 600,000 options totaling $417,664 was included in accrued expenses on our condensed consolidated balance sheets and on January 9, 2016, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

On January 12, 2016, we awarded 1,050,000 stock options to each of Messrs. Blackmon, Verzura and 980,000 stock potions to Mr. Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.20 per share during the ten year term of the option. We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

On May 31, 2017, we awarded 100,000 stock options to each of Messrs. Blackmon, Verzura, 100,000 stock options to a non-officer consultant, and 2,600,000 stock options to Mr. Ruby under our 2017 Stock Incentive Plan. The options were fully vested at the time of grant, and give the option holder the right to purchase shares of our common stock at $0.56 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.56 per option, based upon the day’s closing price of our common stock on the date of grant.

At December 31, 2016, the fair value of 3,080,000 options totaling $612,512, was included in accrued expenses on our condensed consolidated balance sheets, and on January 15, 2017, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

The following table summarizes our stock options outstanding, as of September 30, 2017:

	Nine Months Ended September 30, 2017
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Stock options outstanding, beginning of period	3,680,000	8.9	$$0.28
Issued	2,900,000	9.6	$0.56
Exercised	—
Expired	—
Stock options outstanding, end of period	6,580,000	8.8	$$0.40
Stock options exercisable, September 30, 2017	6,580,000	8.8	$$0.40

We issued to certain of our employees 57,500 stock options, at an option price of $0.92 per share that will become vested and exercisable on July 26, 2018.

Common Stock Issued In Exchange For Warrant Outstanding

On February 10, 2016, we issued 621,000 shares of our common stock valued at $987,390 based on the previous day’s closing price, to Typenex Co-Investment, LLC ("Typenex") in exchange for the return of Warrant #1 to Purchase Shares of Common Stock (the “Warrant”) that we issued to Typenex on August 13, 2014, as part of a financing arrangement. We calculated the fair value of the Warrant to be $218,788, or approximately $1.29 per underlying share, utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

The Warrant gave Typenex the right to purchase 170,044 shares of our common stock on the issuance date and provided for adjustments to the number of shares underlying the Warrant upon occurrence of certain events including subsequent sales of our common stock. Our repurchase of the Warrant resulted in Typenex forgoing its potential right to receive shares in excess of the original 170,044 shares underlying the Warrant on the original issuance date. On February 10, 2016, we recorded the $768,602 fair value of the common shares issued in excess of the $218,788 fair value of the Warrant reacquired as a loss on settlement of disputed terms of warrant in our condensed consolidated statements of operations and as an increase in common stock on our condensed consolidated balance sheets. On February 10, 2016, we cancelled the Warrant and recorded the $218,788 fair value as an increase to common stock.

Warrants:

The following table summarizes our share warrants outstanding as of September 30, 2017 and December 31, 2016:

	September 30, 2017		December 31, 2016
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,449,779	$0.18	3,000,000	$12.00
Warrants issued to consultant	83,333	0.18	666,667	0.18
Warrants issued to consultant	16,000	1.25	—	—
Cashless issued upon conversion of Slainte note		—	1,746,674	—
Warrants exercised	(125,000)	0.18	(963,562)	—
Expired	—	—	(3,000,000)	—
Warrants outstanding, end of period	1,424,112	$0.19	1,449,779	$0.18
Warrants exercisable, end of period	1,424,112	$0.19	1,449,779	$0.18

Preferred Stock

On July 18, 2017, the Board of Directors adopted a resolution creating a series of Preferred Shares, no par value per share, designated as the Series A Preferred Shares. We subsequently issued 2,000 shares of our Series A preferred stock for $2,200 to of our officers and directors.

NOTE 14 – STOCKHOLDERS’ DEFICIT

2014 Stock Split

On March 21, 2014, we effected a four-for-one stock split of our common stock in the form of a stock dividend of three shares of common stock for each share of common stock outstanding to stockholders of record on March 19, 2014.

2014 Equity Offering

On March 26, 2014, we sold 600,000 Units for a total amount of $900,000 to 45 accredited investors. Each Unit consisted of one share of our common stock, two A Warrants and three B Warrants. Each A Warrant entitles the holder to purchase one share of our common stock at a price of $7.50 per share during the two year period commencing April 1, 2014. The A Warrants are callable once our common stock has traded at a price of at least $15.00 for 20 consecutive trading days. Each B Warrant entitles the holder to purchase one share of our common stock at a price of $15.00 per share during the three year period commencing April 1, 2014. The B Warrants are callable once our common stock has traded at a price of at least $22.00 for 20 consecutive trading days.

2014 Change in Authorized Share Capital

Effective May 2, 2014, we increased the authorized number of our preferred shares from five million to ten million and the authorized number of our common shares from 50 million to 100 million. At the same time we also changed the par value of both our preferred and common stock from $0.001 per share to no par value per share.

Common Stock Issued For Warrant Outstanding

On February 10, 2015, we issued 621,000 shares of our common stock, valued at $987,390 based on the previous day’s closing price, to Typenex in exchange for the return of Typenex Warrant #1 that we issued to Typenex on August 13, 2014, as part of a financing arrangement with Typenex.

On February 10, 2015, we calculated the fair value of Typenex Warrant #1 to be $218,788, or approximately $1.29 per underlying share, utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Typenex Warrant #1 gave Typenex the right to purchase 170,044 shares of our common stock on the issuance date and provided for adjustments to the number of shares underlying the warrant upon occurrence of certain events including subsequent sales of our common stock. Our repurchase of Typenex Warrant #1 resulted in Typenex forgoing its potential right to receive shares in excess of the original 170,044 shares underlying the warrant on the issuance date. On February 10, 2015, we recorded the $987,390 fair value of the common shares issued as an increase to common stock and the $218,788 fair value of Typenex Warrant #1 reacquired and cancelled as a decrease to common stock and the difference, $768,602, as a loss on extinguishment of debt and repurchase of warrants in our consolidated statements of operations.

Warrants:

The following table summarizes our share warrants outstanding as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016		2015
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	3,000,000	$12.00	3,170,044	$11.52
Warrants issued to consultant	666,667	0.18	—	—
Cashless issued upon conversion of Slainte note	1,746,674	—
Warrants exercised	(963,562)	—	—	—
Repurchased and cancelled	—		(170,044)	3.00
Expired	(3,000,000)	—	—	—
Warrants outstanding, end of period	1,449,779	$0.180	3,000,000	$12.00
Warrants exercisable, end of period	1,449,779	$0.180	3,000,000	$12.00

The weighted-average remaining contractual life for warrants outstanding and exercisable at December 31, 2016, is 4.5 years, and the aggregate intrinsic value of warrants outstanding and exercisable at December 31, 2016 is $0.

The warrants issued during the year ended December 31, 2016 were valued utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

2014 Equity Incentive Plan

On November 20, 2014, our board of directors approved our 2014 Stock Incentive Plan (the “Plan”) and the Plan became effective on November 19, 2015. The Plan provides officers, directors, selected employees and outside consultants an opportunity to acquire or increase a direct ownership interest in our operations and future success. Our board of directors currently administers the Plan and makes all decisions concerning which officers, directors, employees and other persons are granted awards, how many to grant to each recipient, when awards are granted, the terms and conditions applicable to awards, how the Plan should be interpreted, whether to amend or terminate the Plan and whether to delegate administration of the Plan to a committee. A maximum of 4,000,000 common shares are subject to the Plan. The Plan provides for the grant of stock options, stock awards, restricted stock units and stock appreciation rights. Stock options may be non-qualified stock options or incentive stock options except that stock options granted to outside directors, consultants or advisers providing services to us shall in all cases be non-qualified stock options. The Plan will terminate on November 20, 2024, unless the administrator terminates the Plan earlier. As of December 31, 2015, 3,400,000 common shares were available for issue under the Plan.

Stock Options

On January 9, 2015, we awarded 200,000 stock options to each of Messrs. Blackmon, Verzura and Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.70 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2014, the fair value of these 600,000 options totaling $417,664 was included in accrued expenses on our consolidated balance sheets. On January 9, 2015, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of the 600,000 options on that date.

On January 12, 2016, we awarded 1,050,000 stock options to each of Messrs. Blackmon, Verzura and 980,000 stock options to Mr. Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.20 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2015 the fair value of these 3,080,000 options totaling $612,512, which was included in accrued expenses on our consolidated balance sheets, and on January 15, 2016, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

The following table summarizes our stock options outstanding as of both December 31, 2016 and 2015, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2014	—		—
Issued	600,000	9.8	$0.70
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Stock options exercisable at December 31, 2015	600,000		$0.70

Stock options outstanding at December 31, 2015	600,000	9.8
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Stock options exercisable at December 31, 2016	3,680,000	8.9	$0.28

The weighted-average remaining contractual life for stock options outstanding and exercisable at December 31, 2016, is 8.9 years, and the aggregate intrinsic value of options outstanding and exercisable at December 31, 2016 is $0.